FINANCIAL INVESTORS TRUST
1290 Broadway, Suite 1100
Denver, CO 80203

February 9, 2017

VIA EDGAR

Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Financial Investors Trust (the “Trust” or “Registrant”)
File Nos. 33-72424, 811-8194
Post-Effective Amendment No. 185

Dear Sir or Madam:

On behalf of the Registrant, enclosed herewith is post-effective amendment No. 185 (under the Securities Act of 1933, as amended, and No. 186 (under the Investment Company Act of 1940, as amended) to the Registrant’s registration statement on Form N-1A (“PEA 185”). PEA 185 is being filed pursuant to Rule 485(a) to add Class T shares to the classes of shares offered by the ALPS/Red Rocks Listed Private Equity Fund, ALPS/CoreCommodity Management CompleteCommoditiesSM Strategy Fund, RiverFront Global Growth Fund, RiverFront Global Allocation Fund, RiverFront Dynamic Equity Income Fund, RiverFront Moderate Growth & Income Fund, RiverFront Conservative Income Builder Fund and ALPS/Metis Global Micro Cap Fund.

The SEC Staff is requested to address any comments on this filing with Davis Graham & Stubbs LLP, counsel for the Trust, to the attention of Peter H. Schwartz at (303) 892-7381.

Sincerely,

/s/ Karen Gilomen
Karen Gilomen
Secretary
Financial Investors Trust

cc:	Peter H. Schwartz, Esq., Davis Graham & Stubbs LLP